CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Jun. 30, 2024
ASSETS
Cash and cash equivalents	$ 6,879,552	$ 6,558,176
Cash segregated - customers	21,377,503	20,548,972
Cash segregated - PAB	200,618	200,738
Receivables - broker-dealers and clearing organizations	1,321,533	1,333,306
Receivables - customers, net	354,196	823,784
Other receivables	62,098	64,842
Prepaids	64,392	67,967
Trading securities, market value, net	54	55
Total Current Assets	30,259,946	29,597,840
Operating lease right to use lease asset	249,515	326,336
Property and equipment, net	6,942	16,080
Customer list, net	13,536,472	14,150,856
Goodwill	6,142,525	7,706,725
Pacsquare asset purchase	1,880,725	1,726,500
Cash deposits - broker-dealers and clearing organizations	3,515,000	3,515,000
Bank acquisition deposit	87,500	91,200
Other assets	336,017	336,017
TOTAL ASSETS	56,014,642	57,466,554
LIABILITIES AND STOCKHOLDERS' DEFICIT
Payables to customers	20,020,804	20,162,973
Accounts and payables to officers/directors	840,243	686,579
Accounts payable and accrued expenses	4,866,025	5,393,912
Payables - broker-dealers and clearing organizations	15,427	4,915
Commissions, payroll and payroll taxes	311,796	273,386
Current portion of lease liability	126,746	149,499
Promissory notes	878,997	852,968
Short-term merger financing, net	4,941,710	5,092,083
Contingent guarantee		3,256,863
Tau agreement liability	783,947
Subscription agreement	2,473,529	2,425,647
Excise tax payable	2,260,783	2,067,572
Total Current Liabilities	37,701,077	40,681,377
Accrued contingent liability	100,000	100,000
Convertible notes, net	3,375,248	3,783,437
Secured convertible note, net	8,745,699	6,857,101
Long-term merger financing, net	8,067,569	7,606,561
Merger financing - convertible notes	3,104,866
Derivative liability - Warrants	123,062	307,656
Earnout - liability	11,044,000	12,298,000
Deferred income tax liability	3,616,486	5,245,886
Subordinated borrowings	1,930,000	1,950,000
Trading account deposit	100,000	100,000
Long-term lease liability	128,164	182,729
TOTAL LIABILITIES	79,211,367	95,575,437
Commitments and Contingencies (Note 9)
Common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 500,000,000 shares authorized; 388,003 and 207,585 shares issued and outstanding at December 31, 2024 and June 30, 2024, respectively	39
Additional paid-in-capital	114,761,723
Stock subscription receivable	(12,717)
Accumulated Deficit	(137,945,770)
TOTAL STOCKHOLDERS' DEFICIT	(23,196,725)	(38,108,883)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	56,014,642	57,466,554
Merger financing
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	150,490
Convertible notes
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	1,024,706	16,462,690
Nonrelated Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	125,983	259,893
Promissory notes		852,968
Related Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	$ 55,087	$ 55,087